Partners' Capital	6 Months Ended
Jun. 30, 2014
Partners' Capital (Abstract)
Partners' Capital
9.      Partners' Capital
As of June 30, 2014 and December 31, 2013 our partners' capital included the following units:

	As of June 30, 2014	As of December 31, 2013
Limited partner units	88,790,710	88,440,710
General partner units	1,765,457	1,765,457
Preferred partner units	18,572,221	18,922,221
Total partnership units	109,128,388	109,128,388

For the six month period ended June 30, 2014 and for the year ended December 31, 2013 various investors, holders of Class B Convertible Preferred Units, converted 350,000 and 5,733,333 Class B Convertible Preferred Units into common units, respectively.
In August 2013, the Partnership completed successfully an equity offering of 13,685,000 common units, including 1,785,000 common units representing the overallotment option which was fully exercised, at a net price of $9.25 per common unit, receiving proceeds of $120,696 after the deduction of the underwriters' commissions. After the deduction of expenses relating to this equity offering the net proceeds of this offering amounted to $119,811. The net proceeds were used to partially fund the acquisition cost of the vessel owning companies of the M/V Hyundai Prestige, the M/V Hyundai Privilege and the M/V Hyundai Platinum from CMTC (Note 5). CMTC participated in both the offering and the exercise of the over-allotment option and purchased 279,286 units at the public offering price, subsequently, in August 2013, converting 349,700 common units into general partner units in order for CGP to maintain its 2% interest in the Partnership.

On March 15, 2013 the Partnership entered into a Class B Convertible Preferred Unit Subscription Agreement (the “Agreement”) in order to issue 9,100,000 Class B Convertible Preferred Units at a price of $8.25 per Class B Convertible Preferred Unit to a group of investors comprising of Kayne Anderson, Oaktree and its sponsor CMTC. The Partnership used the net proceeds of $72,535 to partially fund the acquisition of the vessel owning companies of the M/V Hyundai Premium and the M/V Hyundai Paramount from CMTC (Note 3).
The holders of the Class B Convertible Preferred Units have the right to convert all or a portion of such Class B Convertible Preferred Units at any time into Common Units at the conversion price of $9 per Class B Convertible Preferred Unit and a conversion rate of one Common Unit per one Class B Convertible Preferred Unit. The Conversion Ratio and the Conversion Price shall be adjusted upon the occurrence of certain events as described in the Agreement.

Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (“VWAP”) and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the “Partnership Mandatory Conversion Event”) the Partnership acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full board of directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio.
The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to this Agreement in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
Any distribution payable on the Class B Convertible Preferred Units for any partial quarter (other than the initial distribution payable on the Class B Convertible Preferred Units for the period from May 22, 2012 through June 30, 2012 that equals to $0.26736 for each Class B Convertible Preferred Unit ) shall equal the product of the minimum quarterly Class B Convertible Preferred Unit distribution rate of $0.21375 (equals to a 9.5% annual distribution rate, subject to adjustment in the cases where clause of change of control, and/or clause of cross default provisions of the Agreement applies).

Details of the Partnership's Partner's Capital are discussed in note 13 of the Partnership's Consolidated Financial Statements for the year ended December 31, 2013 included in the Partnership's Annual Report on Form 20-F.
During the six- month periods ended June 30, 2014 and 2013, the Partnership declared and paid the following distributions to its common and preferred unit holders:

Common unit-holders	April 22, 2014	January 22, 2014	April 22, 2013	January 22, 2013
Distributions per common unit declared	0.2325	0.2325	0.2325	0.2325
Common units entitled to distribution	88,490,710	88,440,710	69,372,077	69,372,077
General partner and IDR distributions	$ 411	$ 410	$ 329	$ 329
Preferred unit-holders
Distributions per preferred unit declared	0.21375	0.21375	0.21375	0.21375
Preferred units entitled to distribution	18,872,221	18,922,211	24,655,554	15,555,554

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